NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES : Schedule of Estimated useful live (Detail)	9 Months Ended
May 31, 2019
Computer and Electronics
Property, Plant and Equipment, Useful Life	5 years
Furniture and Fixtures [Member]
Property, Plant and Equipment, Useful Life	10 years
Office Equipment [Member]
Property, Plant and Equipment, Useful Life	10 years
Leasehold Improvements [Member]
Property, Plant and Equipment, Useful Life	10 years